SEGMENT AND GEOGRAPHICAL INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Segment Reporting Information By Segment Assets [Line Items]
Assets	$ 47,872	$ 46,121	$ 44,471
Power
Schedule Of Segment Reporting Information By Segment Assets [Line Items]
Assets		25,003	24,186
Wind
Schedule Of Segment Reporting Information By Segment Assets [Line Items]
Assets		10,898	10,649
Electrification
Schedule Of Segment Reporting Information By Segment Assets [Line Items]
Assets		6,607	6,295
Other
Schedule Of Segment Reporting Information By Segment Assets [Line Items]
Assets		$ 3,613	$ 3,341